Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

The ultimate controlling party of the Group is Planwise Group Ltd.

Actavia Life Sciences Inc. (Formerly Rasna Therapeutics Inc.) is a related party as the entity is controlled by a person that has significant influence over the Group. Actavia is also party to a Shared Services agreement with Tiziana whereby Actavia is charged for shared services such as the payroll and rent. During 2022, Tiziana extended a loan to Actavia for $75,000 at an interest rate of 16% per annum. There were no additional loans to Actavia in 2023 or 2024. As of December 31, 2025, $567k (2024: $531k, 2023: $416k) was owed to Tiziana Life Sciences Ltd in respect of the loan and shared services agreement. The total charge under the shared services agreement in the year ending 31 December 2025 was $0k (2024: $1k, 2023: $6k). Tiziana has determined that the probability of recoverability is low, therefore the amount owed has been fully impaired in the year ending 31 December 2025.

In addition to the above, on April 16, 2020, Tiziana also acquired all of the intellectual property relating to a nanoparticle-based formulation of Actinomycin D (Act D; a.k.a. Dactinomycin), from Rasna to expand its pipeline for a consideration of an initial $120k upfront payment and milestone payments of up to an additional aggregate $630k. There were no milestone payments due in the year ending 31 December 2025 (2024: $0k, 2023:$0k).

OKYO Pharma Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. OKYO is also party to a Shared Services agreement with Tiziana whereby OKYO is charged for shared services such as the payroll and rent. As of December 31, 2025 $348k (2024: $744k, 2023: $398k) was owed to Tiziana Life Sciences Ltd in respect of this agreement. The total charged under the shared services agreement in the year ending 31 December 2025 was $140k (2024: $406k, 2023: $199k).

In August 2022, the Group issued a short-term credit facility to OKYO Pharma Ltd, a related party, for $2,000k to support short term liquidity. The loan was available for a period of 6 months upon first draw-down and carries an interest rate of 16% per annum, with additional default interest of 4% if the loan is not repaid after the 6-month period. In October 2023 the loan was converted to an investment in OKYO with 20% interest. The principal of $2,000k plus accrued interest of $1,150k were converted into 2,100,000 Ordinary Shares, with no par value, of OKYO Pharma Ltd. On July 15, 2024, accrued interest of $402k was converted into 500,000 Ordinary Shares with no par value, of Okyo Pharma Ltd. On May 23, 2025, 1,658,560 Ordinary Shares of Okyo Pharma Ltd. were sold at $1.75 per share. On July 24, 2025, 450,000 Ordinary Shares of Okyo Pharma Ltd. were sold at $2.50 per share.

Accustem Sciences Inc is a related party as the entity is controlled by a person that has significant influence over the Group. Accustem is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as payroll and rent. As of December 31 2025, $3,636k (2024:$1,037k, 2023:$1,324k) was owed to Tiziana Life Sciences Ltd. The total charged under the shared services agreement in the year ending 31 December 2025 was $15k (2024: $13k, 2023:$18k).